Account Payables and Accruals - Schedule of Account Payables and Accruals (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Account Payables and Accruals [Abstract]
Accrued expenses	$ 396	$ 398
Employee benefits	307	358
Other	34	22
Account payables and accruals total	$ 737	$ 778